BASIS OF CONSOLIDATION AND INVESTMENTS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ 547,570	R$ 431,562
Other adjustments Reclassification	(99,279)	(80,313)
Other adjustments others	(243)	(118)
Equity in results	448,048	351,131
MRS Logistica SA [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	529,211	449,462
Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(23,599)	(23,568)
Arvedi Metalferdo Brasils [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	(231)	(1,332)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	9,282	5,311
Indirect Interest In Affiliates CEEEG [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	44,049	50,757
Panatlantica S. A [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	19,233
Fair Value Amortizated [Member]
IfrsStatementLineItems [Line Items]
Equity in results of affiliated companies	R$ (30,375)	R$ (49,068)